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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2000
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:   1

This Amendment (Check only one:):    /X/ is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Michael Larson
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------


Form 13F File Number: 28-05147
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Reporting Manager
         -------------------------------
Phone:   (425) 803-0720
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Michael Larson                 Kirkland, WA        June 23, 2000
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
        [Repeat as necessary.]

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
Form 13F Information Table Entry Value:      *
Form 13F Information Table Value Total:      $*
                                             (thousands)

This amendment is being filed to correct the number of shares of ICOS Corp. reported on the Form 13F initially filed for the quarter ended March 31, 2000. 90,225 ICOS shares were inadvertently omitted from the initial filing. The correct number of ICOS shares and the corresponding value of those shares are set forth in the Information Table below. Several CUSIP numbers have also been corrected in the Information Table.

* PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.  Form 13F File Number                    Name

     1    28-05149                                Cascade Investment L.L.C.

     [Repeat as necessary.]

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

                                                     FORM 13F INFORMATION TABLE*

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                                                                     AMOUNT AND TYPE OF
                                                                          SECURITY                               VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE     SHARES/PRN          INVESTMENT    OTHER
    NAME OF ISSUER         TITLE OF CLASS      CUSIP      (x$1000)      AMOUNT   SH/PRN  DISCRETION   MANAGERS  SOLE   SHARED  NONE
    --------------         --------------      -----     ----------  ----------  ------  -----------  --------  ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
AVISTA CORP                       COMMON STOCK   05379B107  72,840.63  1,787,500   SH       YES         N/A      YES
------------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                         COMMON STOCK   449295104 181,550.49  5,025,619   SH       YES         N/A      YES
------------------------------------------------------------------------------------------------------------------------------------
NEWPORT NEWS SHIPBUILDING         COMMON STOCK   652228107  77,527.73  2,562,900   SH       YES         N/A      YES
------------------------------------------------------------------------------------------------------------------------------------
OTTER TAIL POWER COMPANY          COMMON STOCK   689648103  19,267.60    966,400   SH       YES         N/A      YES
------------------------------------------------------------------------------------------------------------------------------------
PAN AMERN SILVER CORP             COMMON STOCK   697900108  11,075.31  2,905,000   SH       YES         N/A      YES
------------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC                 COMMON STOCK   760759100 151,637.50 13,864,000   SH       YES         N/A      YES
------------------------------------------------------------------------------------------------------------------------------------
SCHNITZER STL INDS INC            COMMON STOCK   806882106  10,877.24    602,200   SH       YES         N/A      YES
------------------------------------------------------------------------------------------------------------------------------------
WARNER CHILCOTT PLC               SPONSORED ADR  934435207  23,936.61  1,484,441   SH       YES         N/A      YES
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN CENTRAL TRANSPORTATION  COMMON STOCK   976592105  16,353.75  1,335,000   SH       YES         N/A      YES
------------------------------------------------------------------------------------------------------------------------------------


*PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

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